Subsequent Events - Additional Information (Detail) - USD ($)	Jul. 11, 2022	Jan. 18, 2022	Jun. 30, 2022	Jan. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Unit, Class B [Member]
Subsequent Event [Line Items]
Limited Partners' Capital Account, Units Authorized			50,000,000	50,000,000	10,000,000
Limited Partners' Capital Account, Units Issued			27,100,937		7,767,122	7,767,122
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 100,000,000,000
Line of Credit Facility, Current Borrowing Capacity					$ 20,000,000,000
Subsequent Event [Member] | Capital Unit, Class B [Member]
Subsequent Event [Line Items]
Limited Partners' Capital Account, Units Authorized				50,000,000
Subsequent Event [Member] | Capital Unit Class B 1 [Member]
Subsequent Event [Line Items]
Limited Partners' Capital Account, Units Issued				8,848,901
Capital Units, Value				$ 8,052,000,000
Subsequent Event [Member] | Capital Unit Class B 1 [Member] | Deferred Profit Sharing [Member]
Subsequent Event [Line Items]
Limited Partners' Capital Account, Units Issued				8,498,488
Social Capital Suvretta Holdings Corp. III [Member] | PIPE Investors [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		57,500,000
Sale of stock price per share		$ 10
Sale of stock, consideration received on transaction		$ 575,000,000
Social Capital Suvretta Holdings Corp. III [Member] | Existing Directors, Officers And Equityholders Of, Or Investment Funds Managed By Suvretta Capital Management, LLC [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		156,400,000
Social Capital Suvretta Holdings Corp. III [Member] | Existing Directors, Officers And Unitholders Of ProKidney [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		50,000,000
Social Capital Suvretta Holdings Corp. III [Member] | Existing Directors, Officers And Unitholders Of ProKidney [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		$ 100,000,000
Social Capital Suvretta Holdings Corp. III [Member] | Subsequent Event [Member] | ProKidney LP [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	17,500,000
Social Capital Suvretta Holdings Corp. III [Member] | Restricted Stock Rights [Member] | ProKidney LP [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares		17,500,000
Social Capital Suvretta Holdings Corp. III [Member] | Restricted Stock Rights [Member] | ProKidney LP [Member] | Share Price One [Member]
Subsequent Event [Line Items]
Business acquisition, share price		$ 15
Social Capital Suvretta Holdings Corp. III [Member] | Restricted Stock Rights [Member] | ProKidney LP [Member] | Share Price Two [Member]
Subsequent Event [Line Items]
Business acquisition, share price		20
Social Capital Suvretta Holdings Corp. III [Member] | Restricted Stock Rights [Member] | ProKidney LP [Member] | Share Price Three [Member]
Subsequent Event [Line Items]
Business acquisition, share price		$ 25